10-Q OTHER INCOME AND EXPENSES	3 Months Ended
Mar. 31, 2022
Other Income and Expenses [Abstract]
OTHER INCOME AND EXPENSES	OTHER INCOME AND EXPENSES
Other income (expense) net consisted of the following for the years ended December 31, 2021 and 2020:

	December 31, 2021	December 31, 2020
Impairment of LPB related assets	(1,076,258)	—
Equity loss in affiliates	(2,049,070)	(2,131)
Tonogold reimbursement of Pelen LLC acquisition costs	—	234,944
Change in fair value of Tonogold preferred shares	—	(2,544,000)
Change in fair value Tonogold note receivable	(418,500)	(642,997)
Tonogold note receivable amendment fee income	362,500	—
Writedown of uncollectible receivable	(300,000)	—
Recognition of grant from CARES Act PPP loan	—	261,170
LINICO dividend income	426,763	—
Other	75,202	425,185
Total other income (expense)	$(2,979,363)	$(2,267,829)
On April 30, 2020, the Company received a Paycheck Protection Program (“PPP”) grant of $261,170, as part of the Coronavirus Aid, Relief, and Economic Security Act (the "CARES Act"), and the rules promulgated thereunder. The amounts received were used to fund payroll and other qualifying costs and the all proceeds received were forgiven during 2021 OTHER INCOME AND EXPENSES
Other income (expense) net consisted of the following for the three months ended March 31, 2022 and March 31, 2021:

	March 31, 2022	March 31, 2021
Change in fair value Tonogold note receivable	(605,000)	745,500
Tonogold amendment fee and charges	14,652	262,500
LPB settlement and related expenses	(250,000)	—
Equity loss in affiliates	(266,903)	(31,454)
All other	(23,556)	22,945
Total other income (expense)	$(1,130,807)	$999,491